Supplement to the
Fidelity® Hedged Equity Fund
April 1, 2026
STATEMENT OF ADDITIONAL INFORMATION

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Management Contract" section.
As of May 31, 2026, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of portfolio manager compensation may be deferred based on criteria established by the Advisor or at the election of the portfolio manager, as applicable.
Fund Name	Portfolio Manager	Role(s)	Compensated on Fund	Benchmark Index(s)	Sub-Portfolio Benchmark Index(s)	Peer Group(s)	Sub-Portfolio Peer Group(s)	Peer Group Compensation Based on Performance of
Fidelity® Hedged Equity Fund	Anthony Italiano	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A
Fidelity® Hedged Equity Fund	Anna Lester	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A
Fidelity® Hedged Equity Fund	George Liu	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A
Fidelity® Hedged Equity Fund	Shashi Naik	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A

Base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on (i) the pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s), and (ii) the investment performance of other funds and accounts in the same asset class. The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of the Adviser. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of the Adviser's parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. Base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. Portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on the pre-tax investment performance of the fund(s) and account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s). The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of the Adviser. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of the Adviser's parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. Base pay and bonus opportunity tend to increase with level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. Portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that responsibilities as a portfolio manager of the fund may not be entirely consistent with responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by Fidelity (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which Fidelity (or its fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by Fidelity, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on Fidelity's client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when Fidelity acquires, on behalf of client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when Fidelity investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. Fidelity has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by ANTHONY ITALIANO as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,676	$71	$18
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by ANNA LESTER as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$49,970	$360	$659
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by GEORGE LIU as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$49,970	$360	$659
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by SHASHI NAIK as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$49,970	$360	$659
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was $10,001 - $50,000.

FHE-SSTK-0726-101-1.9918714.101	July 10, 2026

Supplement to the
Fidelity® Hedged Equity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2026
STATEMENT OF ADDITIONAL INFORMATION

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Management Contract" section.
As of May 31, 2026, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of portfolio manager compensation may be deferred based on criteria established by the Advisor or at the election of the portfolio manager, as applicable.
Fund Name	Portfolio Manager	Role(s)	Compensated on Fund	Benchmark Index(s)	Sub-Portfolio Benchmark Index(s)	Peer Group(s)	Sub-Portfolio Peer Group(s)	Peer Group Compensation Based on Performance of
Fidelity® Hedged Equity Fund	Anthony Italiano	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A
Fidelity® Hedged Equity Fund	Anna Lester	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A
Fidelity® Hedged Equity Fund	George Liu	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A
Fidelity® Hedged Equity Fund	Shashi Naik	Co- Portfolio Manager	Yes	CBOE S&P 500 5% Put Protection Index	N/A	N/A	N/A	N/A

Base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on (i) the pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s), and (ii) the investment performance of other funds and accounts in the same asset class. The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of the Adviser. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of the Adviser's parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. Base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. Portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on the pre-tax investment performance of the fund(s) and account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s). The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of the Adviser. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of the Adviser's parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. Base pay and bonus opportunity tend to increase with level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. Portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that responsibilities as a portfolio manager of the fund may not be entirely consistent with responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by Fidelity (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which Fidelity (or its fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by Fidelity, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on Fidelity's client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when Fidelity acquires, on behalf of client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when Fidelity investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. Fidelity has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by ANTHONY ITALIANO as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,676	$71	$18
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by ANNA LESTER as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$49,970	$360	$659
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by GEORGE LIU as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$49,970	$360	$659
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by SHASHI NAIK as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$49,970	$360	$659
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity Fund managed by the portfolio manager ($711 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity Fund beneficially owned by the portfolio manager was $10,001 - $50,000.

AFHE-SSTK-0726-101-1.9918711.101	July 10, 2026

Supplement to the
Fidelity® Dynamic Buffered Equity ETF, Fidelity® Hedged Equity ETF, and Fidelity® Yield Enhanced Equity ETF
May 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the"Management Contracts" section.
The following table provides information relating to other accounts managed by ANTHONY ITALIANO as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,676	$71	$18
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Dynamic Buffered Equity ETF managed by the portfolio manager ($20 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Dynamic Buffered Equity ETF beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by ANTHONY ITALIANO  as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,676	$71	$18
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Hedged Equity ETF managed by the portfolio manager ($884 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Hedged Equity ETF beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by ANTHONY ITALIANO  as of May 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,676	$71	$18
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Yield Enhanced Equity ETF managed by the portfolio manager ($185 (in millions) assets managed).
As of May 31, 2026, the dollar range of shares of Fidelity® Yield Enhanced Equity ETF beneficially owned by the portfolio manager was none.

HBE-SSTK-0726-102-1.9918715.102	July 10, 2026